Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 44,259,000
Final Prospectus	true